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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM 13F

                              Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [_] Amendment Number: ________________________________

This Amendment (Check only one.):  [_] is a restatement
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    MSD Capital, L.P.
Address: 645 Fifth Avenue, 21st Floor
         New York, NY 10022

Form 13F File Number: 28-5391

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Marc R. Lisker, Esq.
Title:   General Counsel, MSD Capital, L.P.
Phone:   (212) 303-1668


Signature, Place, and Date of Signing:

/s/ Marc R. Lisker, Esq.    New York, NY     August 14, 2012
--------------------------  ---------------  ----------------
      [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                             FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 9

Form 13F Information Table Value Total: 482,982 (thousands)

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS
AMENDED,CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
Column 1                     Column 2    Column 3   Column 4       Column 5       Column 6  Column 7        Column 8
--------                  -------------- --------- ---------- ------------------ ---------- -------- ----------------------
                                                                                                        Voting Authority
                                                     Value     Shrs or  SH/ Put/ Investment  Other   ----------------------
Name of Issuer            Title of Class  Cusip    (X $1,000)  prn amt  PRN Call Discretion Managers   Sole    Shared  None
--------------            -------------- --------- ---------- --------- --- ---- ---------- -------- --------- ------- ----
ENERGY XXI (BERMUDA) LTD   USD UNRS SHS  G10082140    2,828      90,385 SH          SOLE                90,385       0  0
ENERGY XXI (BERMUDA) LTD   USD UNRS SHS  G10082140   12,672     405,000 SH         SHARED                    0 405,000  0
ASBURY AUTOMOTIVE
  GROUP INC                COM           043436104   87,328   3,686,273 SH          SOLE             3,686,273       0  0
DINEEQUITY INC             COM           254423106  112,152   2,512,356 SH          SOLE             2,512,356       0  0
FUTUREFUEL CORPORATION     COM           36116M106   37,836   3,600,000 SH          SOLE             3,600,000       0  0
PVH CORP                   COM           693656100   97,915   1,258,708 SH          SOLE             1,258,708       0  0
SCHOOL SPECIALTY INC       COM           807863105    9,403   2,884,499 SH          SOLE             2,884,499       0  0
SUNSTONE HOTEL INVS INC
  NEW                      COM           867892101   26,640   2,424,020 SH          SOLE             2,424,020       0  0
WRIGHT EXPRESS CORP        COM           98233Q105   96,208   1,558,787 SH          SOLE             1,558,787       0  0

PURSUANT TO RULE 24b-2 OF THE SECURITIES EXCHANGE ACT OF 1934, AS AMENDED, CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS FORM 13F AND FILED SEPARATELY WITH THE SECURITIES AND EXCHANGE COMMISSION.